MML SERIES INVESTMENT FUND
MML International Equity Fund
Supplement dated March 20, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Michael L. Manelli found under the heading Portfolio Manager(s) in the section titled Management (on page 50 of the Prospectus):
Michael L. Manelli, CFA is a Vice President, a Portfolio Manager, and a Sr. International Investment Analyst at Harris. He has managed the Fund since January 2017. He is expected to step down as a portfolio manager of the Fund on July 1, 2025.
Effective July 1, 2025, the following information will supplement the information found under the heading Portfolio Manager(s) in the section titled Management (on page 50 of the Prospectus):
Anthony P. Coniaris, CFA is Chairman, Co-Chief Investment Officer of International Equities (effective April 1, 2025), and a Portfolio Manager at Harris. He has managed the Fund since July 2025.
Effective immediately, the following information replaces similar information for Michael L. Manelli found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 128 of the Prospectus:
Michael L. Manelli, CFA
is a portfolio manager of the MML International Equity Fund. Mr. Manelli is a Vice President, a Portfolio Manager, and a Sr. International Investment Analyst at Harris. Prior to joining Harris in 2005, Mr. Manelli was a Research Associate/Analyst at Morgan Stanley from 2001 to 2005. He is expected to step down as a portfolio manager of the Fund on July 1, 2025.
Effective July 1, 2025, the following information will supplement the information for Harris Associates L.P. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 127 of the Prospectus:
Anthony P. Coniaris, CFA
is a portfolio manager of the MML International Equity Fund. Mr. Coniaris is Chairman, Co-Chief Investment Officer of International Equities (effective April 1, 2025), and a Portfolio Manager at Harris. Mr. Coniaris joined Harris as a research associate in 1999 and was an analyst from 2003 to 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-24-11
MMLIE-25-02

MML SERIES INVESTMENT FUND
MML International Equity Fund
(the “Fund”)
Supplement dated March 20, 2025 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information for the Fund found on page B-240 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Manelli is expected to step down as a portfolio manager of MML International Equity on July 1, 2025.
Effective July 1, 2025, the following information replaces similar information for the Fund found on page B-240 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML International Equity are Anthony P. Coniaris, David G. Herro, and Eric Liu.
Effective July 1, 2025, the following information supplements the information for the Fund found on page B-240 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Anthony P. Coniaris
Registered investment companies**	3	$2.5 billion	0	$0
Other pooled investment vehicles	35	$12.4 billion	2	$640.4 million
Other accounts	395	$3.3 billion	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML International Equity.
Ownership of Securities:
As of December 31, 2024, Mr. Coniaris did not own any shares of MML International Equity.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-24-08